SIGNIFICANT ACCOUNTING POLICIES, Intangible Assets (Details)	12 Months Ended
Dec. 31, 2021
Merchant/ Network Affiliate Relationships [Member]
Intangible Assets [Abstract]
Intangible assets, useful life	4 years 6 months
Publisher Relationships [Member]
Intangible Assets [Abstract]
Intangible assets, useful life	4 years
Tradenames [Member]
Intangible Assets [Abstract]
Intangible assets, useful life	3 years
Technology [Member] | Minimum [Member]
Intangible Assets [Abstract]
Intangible assets, useful life	3 years
Technology [Member] | Maximum [Member]
Intangible Assets [Abstract]
Intangible assets, useful life	5 years
Customer Relationships [Member] | Minimum [Member]
Intangible Assets [Abstract]
Intangible assets, useful life	5 years
Customer Relationships [Member] | Maximum [Member]
Intangible Assets [Abstract]
Intangible assets, useful life	9 years